Income Taxes - Schedule of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 11	$ 1,395
Deferred	1,362	330
Income tax expense	$ 1,373	$ 1,725